Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation and Company performance for fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the fiscal years shown.

PAY-VERSUS-PERFORMANCE

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1),(2),(3)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs (1),(2),(3)		Value of Initial Fixed $100 Investment Based On: (4)		Net Income ($MM)		Revenue (5) ($MM)

						TSR	Peer Group TSR

2024	$5,897,496	$952,929	$1,494,000	-$	138,358	$1,636	$129		$145.074	$1,355.6

2023	$3,260,513	$11,751,819	$1,225,448		$3,220,521	$3,386	$130		$226.801	$1,318.0

2022	$3,577,227	$6,065,431	$1,959,469		$2,565,921	$2,154	$136	-$	187.282	$653.6

2021	$12,214,089	$33,413,121	$2,676,340		$10,147,590	$1,544	$126		$3.937	$314.3

2020	$816,288	$18,129,388	$443,646		$13,411,646	$1,042	$110		$8.524	$130.7

(1)	The Principal Executive Officer (“PEO”) from 2020 through 2024 is John Fieldly. The Non-PEO NEOs for whom the average compensation is presented in this table are as follows:

-	2024: Jarrod Langhans, Tony Guilfoyle, Paul Storey, and Richard Mattessich
-	2023: Jarrod Langhans, Tony Guilfoyle, Toby David, and Paul Storey
-	2022: Edwin Negron-Carballo, Jarrod Langhans, Tony Guilfoyle, Toby David, and Paul Storey
-	2021 and 2020: Edwin Negron-Carballo

(2)
The amounts shown as Compensation Actually Paid (“CAP”) have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually realized or received by the Company’s NEOs. These amounts reflect total compensation as set forth in the Summary Compensation Table for each year, adjusted as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions for the PEO and the NEOs set forth below. Amounts excluded, which are set forth in the Exclusion of Stock Awards columns below, represent the Stock Awards amounts from the applicable Summary Compensation Table. Amounts included in the Inclusion of Equity Values column below are the aggregate of the following components, as applicable: the fair value as of the end of the fiscal year of unvested equity awards granted in that year; the change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year; and the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year, less the fair value at the end of the prior year of awards granted prior to the year that failed to meet applicable vesting conditions during the year. Equity values are calculated in accordance with FASB ASC Topic 718.

(4)
For purposes of this disclosure, the peer group for 2024 and 2023 is the custom group of peers consisting of Monster Beverage Corporation, Keurig Dr Pepper, PepsiCo, The Coca-Cola Company, and Starbucks Corporation, the same peer group used in the stock performance graph in our Annual Report on Form
10-K
required under section 201I for fiscal 2024. Dollar values assume $100 was invested for the cumulative period from December 31, 2019 through December 31, 2024, in either the Company or the custom peer group, and reinvestment of the pre-tax
value of dividends paid. Historical stock performance is not necessarily indicative of future stock performance. The peer group for 2020-2022 consisted of Monster Beverage Corporation, National Beverage Corp, Primo Water Corp, Keurig Dr Pepper, PepsiCo, and The Coca-Cola Company, which was the custom peer group disclosed in our Annual Report on Form
10-K
stock performance graph for fiscal 2022; the value of a $100 investment in this prior peer group would have been $132 for 2024.

(5)
We determined Revenue to be the “most important” financial performance measure used to link performance to Compensation Actually Paid to our PEO and other NEOs in fiscal 2024, in accordance with Item 402(v) of Regulation
S-K.

Adjustments Made to Determine Compensation Actually Paid (CAP)

		2024

Summary Compensation Table Total	PEO	$5,897,496
	Average Non-PEO NEOs	$1,494,000

Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	PEO	$4,466,303
	Average Non-PEO NEOs	$994,311

Increase for year-end fair value of awards granted during year that remain unvested as of year-end	PEO	$1,085,509
	Average Non-PEO NEOs	$234,070

Increase/Deduction for change in fair value from prior year-end to current year-end of awards granted prior to that year that were outstanding and unvested as of year-end	PEO	-$1,231,973
	Average Non-PEO NEOs	-$887,086

Increase for fair value as of the vesting dates for awards granted during year that vest during the year	PEO	$0
	Average Non-PEO NEOs	$0

Increase/Deduction for change in fair value from prior year-end to current year-end of awards granted prior to that year that vested during year	PEO	-$4,680
	Average Non-PEO NEOs	$14,968

Deduction for fair value of awards granted prior to year that were forfeited during year	PEO	-$327,120
	Average Non- PEO NEOs	$0

Compensation Actually Paid	PEO	$952,929
	Average Non-PEO NEOs	-$138,358

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(1)	The Principal Executive Officer (“PEO”) from 2020 through 2024 is John Fieldly. The Non-PEO NEOs for whom the average compensation is presented in this table are as follows:

-	2024: Jarrod Langhans, Tony Guilfoyle, Paul Storey, and Richard Mattessich
-	2023: Jarrod Langhans, Tony Guilfoyle, Toby David, and Paul Storey
-	2022: Edwin Negron-Carballo, Jarrod Langhans, Tony Guilfoyle, Toby David, and Paul Storey
-	2021 and 2020: Edwin Negron-Carballo

Peer Group Issuers, Footnote
(4)
For purposes of this disclosure, the peer group for 2024 and 2023 is the custom group of peers consisting of Monster Beverage Corporation, Keurig Dr Pepper, PepsiCo, The Coca-Cola Company, and Starbucks Corporation, the same peer group used in the stock performance graph in our Annual Report on Form
10-K
required under section 201I for fiscal 2024. Dollar values assume $100 was invested for the cumulative period from December 31, 2019 through December 31, 2024, in either the Company or the custom peer group, and reinvestment of the pre-tax
value of dividends paid. Historical stock performance is not necessarily indicative of future stock performance. The peer group for 2020-2022 consisted of Monster Beverage Corporation, National Beverage Corp, Primo Water Corp, Keurig Dr Pepper, PepsiCo, and The Coca-Cola Company, which was the custom peer group disclosed in our Annual Report on Form
10-K
stock performance graph for fiscal 2022; the value of a $100 investment in this prior peer group would have been $132 for 2024.

PEO Total Compensation Amount	$ 5,897,496	$ 3,260,513	$ 3,577,227	$ 12,214,089	$ 816,288
PEO Actually Paid Compensation Amount	$ 952,929	11,751,819	6,065,431	33,413,121	18,129,388
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions for the PEO and the NEOs set forth below. Amounts excluded, which are set forth in the Exclusion of Stock Awards columns below, represent the Stock Awards amounts from the applicable Summary Compensation Table. Amounts included in the Inclusion of Equity Values column below are the aggregate of the following components, as applicable: the fair value as of the end of the fiscal year of unvested equity awards granted in that year; the change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year; and the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year, less the fair value at the end of the prior year of awards granted prior to the year that failed to meet applicable vesting conditions during the year. Equity values are calculated in accordance with FASB ASC Topic 718.

Adjustments Made to Determine Compensation Actually Paid (CAP)

		2024

Summary Compensation Table Total	PEO	$5,897,496
	Average Non-PEO NEOs	$1,494,000

Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	PEO	$4,466,303
	Average Non-PEO NEOs	$994,311

Increase for year-end fair value of awards granted during year that remain unvested as of year-end	PEO	$1,085,509
	Average Non-PEO NEOs	$234,070

Increase/Deduction for change in fair value from prior year-end to current year-end of awards granted prior to that year that were outstanding and unvested as of year-end	PEO	-$1,231,973
	Average Non-PEO NEOs	-$887,086

Increase for fair value as of the vesting dates for awards granted during year that vest during the year	PEO	$0
	Average Non-PEO NEOs	$0

Increase/Deduction for change in fair value from prior year-end to current year-end of awards granted prior to that year that vested during year	PEO	-$4,680
	Average Non-PEO NEOs	$14,968

Deduction for fair value of awards granted prior to year that were forfeited during year	PEO	-$327,120
	Average Non- PEO NEOs	$0

Compensation Actually Paid	PEO	$952,929
	Average Non-PEO NEOs	-$138,358

Non-PEO NEO Average Total Compensation Amount	$ 1,494,000	1,225,448	1,959,469	2,676,340	443,646
Non-PEO NEO Average Compensation Actually Paid Amount	$ (138,358)	3,220,521	2,565,921	10,147,590	13,411,646
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions for the PEO and the NEOs set forth below. Amounts excluded, which are set forth in the Exclusion of Stock Awards columns below, represent the Stock Awards amounts from the applicable Summary Compensation Table. Amounts included in the Inclusion of Equity Values column below are the aggregate of the following components, as applicable: the fair value as of the end of the fiscal year of unvested equity awards granted in that year; the change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year; and the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year, less the fair value at the end of the prior year of awards granted prior to the year that failed to meet applicable vesting conditions during the year. Equity values are calculated in accordance with FASB ASC Topic 718.

Adjustments Made to Determine Compensation Actually Paid (CAP)

		2024

Summary Compensation Table Total	PEO	$5,897,496
	Average Non-PEO NEOs	$1,494,000

Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	PEO	$4,466,303
	Average Non-PEO NEOs	$994,311

Increase for year-end fair value of awards granted during year that remain unvested as of year-end	PEO	$1,085,509
	Average Non-PEO NEOs	$234,070

Increase/Deduction for change in fair value from prior year-end to current year-end of awards granted prior to that year that were outstanding and unvested as of year-end	PEO	-$1,231,973
	Average Non-PEO NEOs	-$887,086

Increase for fair value as of the vesting dates for awards granted during year that vest during the year	PEO	$0
	Average Non-PEO NEOs	$0

Increase/Deduction for change in fair value from prior year-end to current year-end of awards granted prior to that year that vested during year	PEO	-$4,680
	Average Non-PEO NEOs	$14,968

Deduction for fair value of awards granted prior to year that were forfeited during year	PEO	-$327,120
	Average Non- PEO NEOs	$0

Compensation Actually Paid	PEO	$952,929
	Average Non-PEO NEOs	-$138,358

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between NEO Compensation Actually Paid (“CAP”) and Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between CAP to our PEO (i.e., CEO), the average of CAP to our other NEOs, the Company’s cumulative TSR, and the Peer Group’s cumulative TSR over the fiscal three year period from 2020 through 2024.

Compensation Actually Paid vs. Net Income
Description of Relationship Between NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between CAP to our PEO (i.e., CEO), the average of CAP to our other NEOs, and our net income during fiscal 2020 through 2024.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between NEO Compensation Actually Paid and Revenue
The following chart sets forth the relationship between CAP to our PEO (i.e., CEO), the average of CAP to our other NEOs, and Revenue during fiscal 2020 through 2024.

Total Shareholder Return Vs Peer Group
Description of Relationship Between NEO Compensation Actually Paid (“CAP”) and Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between CAP to our PEO (i.e., CEO), the average of CAP to our other NEOs, the Company’s cumulative TSR, and the Peer Group’s cumulative TSR over the fiscal three year period from 2020 through 2024.

Tabular List, Table
Most Important Measures to Determine Compensation Actually Paid for the fiscal year ended December 31, 2024
The four items listed in the table below represent the most important metrics we used to link compensation actually paid to our NEOs, for the fiscal year ended December 31, 2024, to Company performance.

Revenue
Gross Profit
Adjusted EBITDA
Relative TSR

Total Shareholder Return Amount	$ 1,636	3,386	2,154	1,544	1,042
Peer Group Total Shareholder Return Amount	129	130	136	126	110
Net Income (Loss)	$ 145,074,000.000	$ 226,801,000	$ 187,282,000	$ 3,937,000	$ 8,524,000
Company Selected Measure Amount	1,355,600,000	1,318,000,000	653,600,000	314,300,000	130,700,000
PEO Name	John Fieldly
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Gross Profit
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,085,509
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,231,973)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,680)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(327,120)
PEO | Deduction for Amounts Reported Under the Stock Awards and Option Awards Columns in the Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,466,303)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	234,070
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(887,086)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,968
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Deduction for Amounts Reported Under the Stock Awards and Option Awards Columns in the Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (994,311)